SHORT-TERM BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
SHORT-TERM BANK BORROWINGS
Schedule of short-term bank borrowings

	As of December 31,
	2023	2024
	RMB	RMB
Secured borrowing	100,000,000	200,000,000